Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Loan Portfolio Summarized by Past Due Status (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Loans		$ 630,761	$ 411,866
Loans > 90 days and accruing		51
The 30 to 89 Days Delinquent [Member]
Loans		5,436	1,461
Financial Asset, Past Due [Member]
Loans		7,375	1,470
Financial Asset, Not Past Due [Member]
Loans		623,386	410,396
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		1,939	9
Real Estate Portfolio Segment [Member]
Loans		471,690	282,246
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans		18,070	9,779
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans		407	809
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financial Asset, Past Due [Member]
Loans		407	809
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financial Asset, Not Past Due [Member]
Loans		17,663	8,970
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans		39,315	38,752
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans		23	285
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financial Asset, Past Due [Member]
Loans		23	294
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financial Asset, Not Past Due [Member]
Loans		39,292	38,458
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans			9
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans		46,909	29,344
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financial Asset, Past Due [Member]
Loans		1,708
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financial Asset, Not Past Due [Member]
Loans		45,201	29,344
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		1,708
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans		333,540	183,822
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans		2,895
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financial Asset, Past Due [Member]
Loans		3,029
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financial Asset, Not Past Due [Member]
Loans		330,511	183,822
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		134
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans		28,938	15,843
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans		2,062
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Past Due [Member]
Loans		2,062
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Not Past Due [Member]
Loans		26,876	15,843
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans		4,918	4,706
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | The 30 to 89 Days Delinquent [Member]
Loans		39
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, Past Due [Member]
Loans		39
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, Not Past Due [Member]
Loans		4,879	4,706
Commercial Portfolio Segment [Member]
Loans	[1]	159,069	129,608
Loans > 90 days and accruing		51
Commercial Portfolio Segment [Member] | The 30 to 89 Days Delinquent [Member]
Loans		10	367
Commercial Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Loans		107	367
Commercial Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans		158,962	129,241
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		97
Consumer Portfolio Segment [Member]
Loans		2	12
Consumer Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans		$ 2	$ 12

[1]	Includes $3.0 million and $42.6 million of PPP loans at September 30, 2022 and December 31, 2021, respectively.